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FOUNDED 1866

September 14, 2015

VIA EDGAR

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	FFI Government Fund and FFI Treasury Fund, each a series of Funds For Institutions Series

(File Nos. 33-14190, 811-05149)

Ladies and Gentlemen:

On behalf of Funds For Institutions Series, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectus of FFI Government Fund and FFI Treasury Fund (the “Funds”), dated August 28, 2015, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on August 26, 2015 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack
Douglas McCormack

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.